MERGER (Details Narrative) - USD ($)					12 Months Ended
	Dec. 31, 2022	Oct. 27, 2022	Feb. 09, 2022	Dec. 17, 2021	Dec. 31, 2022	Nov. 07, 2022	Oct. 28, 2022	Dec. 29, 2021	Sep. 16, 2021
Business Acquisition [Line Items]
Stock issued, shares	547,445	40,000
Warrants to purchase shares		63,000				126,000	21,000
Aggregate purchase price		$ 1,002,100		$ 191,466	$ 2,100
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Warrants to purchase shares								2,376,439	1,891,928
Series B Preferred Stock [Member] | Private Investment In Public Equity Investor [Member]
Business Acquisition [Line Items]
Aggregate purchase price			$ 3,500,000
Series A Warrant [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			738,985
Series B Warrant [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			738,985
Series C Warrant [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			738,985
Series D Warrant [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			738,985
Security Purchase Agreement [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Stock issued, shares			1,060,606
Security Purchase Agreement [Member] | Series A Warrants [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			106,061
Fr 8 Apps Convertible Notes Payable [Member]
Business Acquisition [Line Items]
Convertible promissory notes			$ 7,965,626